Stock based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share Based Compensation Restricted Stock Units Award Activity
The following table presents a summary of the Company’s RSU activity:

	RSU	Weighted Average Grant Date Fair Value per share
Balance as of December 31, 2016	90,626	7.47
Granted	—	—
Vested / (Cancelled)	—	—

Balance as of December 31, 2017	90,626	7.47
Granted	—	—
Vested as of March 21, 2018	(80,626)	—
Vested as of July 1, 2018	(10,000)

Balance as of December 31, 2018	—	—

Summary of Weighted Average Assumptions of Black-Scholes and Monte Carlo Option-Pricing Models
The fair value of the RSU granted during the year ended December 31, 2015 was estimated at the date of grant using the income approach valuation technique, including the Black-Scholes and Monte Carlo option-pricing models, assuming the following weighted average assumptions:

Expected volatility	41.69%
Expected life (in years)	10
Weighted-average estimated fair value of options granted during the year	$7.47

The following weighted average assumptions were used for options during the year ended December 31, 2017:

Risk-free interest rate	1.49%
Expected volatility	40.1%
Expected life (in years)	10
Weighted-average estimated fair value of options granted during the year	$10.737
The following weighted average assumptions were used for options during the year ended December 31, 2018:

Grant date	March 1	April 9	May 3	November 1	December 24
Risk-free interest rate	1.49%	2.58%	2.58%	3.11%	2.74%
Expected volatility	40.1%	47.8%	45.7%	41.3%	39.9%
Expected life (in years)	10	10	10	10	10
Weighted-average estimated fair value of options granted during the year	$14.55	17.21	16.81	4.96	13.62
Number of shares	250,000	25,000	250,000	150,000	499,489
The following weighted average assumptions were used for options during the year ended December 31, 2019:

Grant date	March 27	June 3	August 15
Risk-free interest rate	2.35%	2.15%	1.08%
Expected volatility	38.82%	38.0%	37.49%
Expected life (in years)	10	10	10
Weighted-average estimated fair value of options granted during the year	$3.59	2.78	1.99
Number of shares	95,408	70,243	60,252

Schedule of Fair Value of RSUs granted
The fair value of the RSUs granted during the year ended December 31, 2018, was:

Grant date	September 9	November 26	December 24
Weighted-average estimated fair value of options granted during the year	$15.06	14.82	11.55
Number of shares	340,939	30,000	1,023,220

The fair value of the RSUs granted during the year ended December 31, 2019, was:

Grant date	February 28	March 27	June 3	August 15	October 31
Weighted-average estimated fair value of options granted during the year	$17.99	14.06	11.96	10.49	11.01
Number of shares	16,915	21,412	31,352	93,900	176,986

Summary of Stock Option Activity
The following table presents a summary of the Company’s stock option activity:

	Options / RSU	Weighted Average Exercise Price per share	Remaining Contractual Life
Balance as of December 31, 2016	3,175,000	26.02	6
Granted	600,000	26.02

Balance as of December 31, 2017	3,775,000	26.02	5
Granted	2,693,648	18.40
Forfeited	(2,158,213)	26.34

Balance as of December 31, 2018	4,310,435	21.08	4
Granted	566,468	9.76
Forfeited	(676,186)	14.28

Balance as of December 31, 2019	4,200,717	12.44	4